Note 12 - Stock Warrants: Schedule of Warrants, Activity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
Expired, Weighted Average Fair value	$ 0	$ 0
Warrant
Warrants, Outstanding, Beginning Balance | shares	4,200,000
Outstanding, Weighted Average Exercise Price, Starting Balance	$ 0.05	$ 0
Outstanding, Weighted Average Fair Value	$ 0.34		$ 0.35
Issued | shares	737,500	4,200,000
Issued, Weighted Average Exercise Price	$ 0.28	$ 0.05
Issued, Weighted Average Fair value	$ 0.27	$ 0.35
Exercised | shares	(225,000)	0
Exercised, Weighted Average Exercise Price	$ 0	$ 0
Exercised, Weighted Average Fair value	$ 0	$ 0
Cancelled | shares	(112,500)	(112,500)
Cancelled, Weighted Average Exercise Price	$ 0	$ 0
Cancelled, Weighted Average Fair value	$ 0	$ 0
Expired | shares	0	0
Expired, Weighted Average Exercise Price	$ 0	$ 0
Warrants, Outstanding, Ending Balance | shares	4,600,000	4,200,000
Outstanding, Weighted Average Exercise Price, Ending Balance	$ 0.08	$ 0.05	0
Exercisable	3,700,000	4,087,500
Exercisable, Weighted Average Exercise Price	$ 0.09	$ 0.35
Exercisable, Weighted Average Fair Value	0.33
Exercise Price Range, Lower Range Limit	0.05
Exercise Price Range, Upper Range Limit	$ 0.40
Weighted Average Remaining Contractual Life	2 years 9 months 18 days
Range of Exercise Price		$ 0.05
Number Outstanding | shares		4,087,500
Weighted Average Remaining Contractual Life		2 years 10 months 24 days
Weighted Average Exercise Price		$ 0.05
Warrant | 10-K
Warrants, Outstanding, Beginning Balance | shares	4,087,500	0
Outstanding, Weighted Average Fair Value		$ 0.35	$ 0
Warrants, Outstanding, Ending Balance | shares		4,087,500	0